DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
DEBT
7.	DEBT

The carrying amount of long term debt as of December 31, 2014 and March 31, 2015 consists of the following:

In millions of US$	As of December 31, 2014	As of March 31, 2015
		(Unaudited)
Government loan at 0.0 ~ 2.0% interest payable annually, principal due in annual installments through 2031	165.3	167.3
Long-term notes	—	99.1
Long-term borrowings from banks	119.4	611.4
Finance lease liabilities with imputed interest at 4.3%, principal due in monthly installments through 2016	6.9	5.0

Total long-term debt	291.6	882.8
Current portion of long-term debt	6.9	270.5

Total long-term debt, net of current portion	284.7	612.3

The principal amount of a loan from the Malaysian government is 844 million Malaysian Ringgit (March 31, 2015: US$228.0 million). The scheduled repayments began in 2013. The final maturity of the loan is in 2031. The loan bears a fixed 0% interest through 2019, a fixed 1% interest through 2027, and a fixed 2% interest through maturity.

On January 16, 2013, Hanwha SolarOne Hong Kong Limited completed its issuance of three-year-period notes of US$100 million (the “2013 Notes”). The 2013 Notes bear interests at a floating rate indexed to three-month LIBOR plus a margin of 2.23% per annum. Interests are payable on a quarterly basis from January 15, 2013 to January 15, 2016. The 2013 Notes will mature on January 15, 2016 and repayable at its principal amount plus accrued and unpaid interest thereon.

On April 21, 2015, the Company obtained a new long-term bank borrowing of US$120 million with the maturity date of April 23, 2017 to re-finance a bank borrowing originally due within twelve months at March 31, 2015. As a result, the underlying bank borrowing of US$120 million was excluded from current liabilities as of March 31, 2015. The new long-term bank borrowing bears an interest rate of LIBOR (subject to adjustments in each three months) plus 2.3% per annum. The borrowing was guaranteed by Hanwha Chemical.

The long-term bank borrowings outstanding as of December 31, 2014 and March 31, 2015 bore an average interest rate of 2.41% and 3.02% per annum, respectively. The loans as of March 31, 2015 were denominated in Renminbi, US$ and Euros (as of December 31, 2014: only in US$). These borrowings were obtained from banks and will mature serially during 2015 to 2019.

The current and non-current portions of long-term bank borrowings as of March 31, 2015 will be due in installments between the periods of April 2015 to March 2016 and April 2016 to November 2019, respectively.

As of March 31, 2015, unused loan facilities for short-term and long-term borrowings amounted to US$142.0 million.

As of March 31, 2015, the maturities of long-term debts were as follows:

In millions of US$
Within 1 year	266.0
Between 1 and 2 years	170.8
Between 2 and 3 years	262.1
Between 3 and 4 years	2.5
Between 4 and 5 years	24.1
Beyond 5 years	152.3

Apart from the finance lease, all borrowings as of December 31, 2014 were secured/guaranteed by Hanwha Chemical.

Bank borrowings as of March 31, 2015 were secured/guaranteed by the following:

Amount	Secured/guaranteed by
In millions of US$ (Unaudited)
773.5	Guaranteed by Hanwha Chemical
52.7	Guaranteed by the Company and other subsidiaries of the Group
51.6	Guaranteed by the Group’s plant and machinery with net book value of US$45.9 million

877.8

(9)	Long-Term Debt

Long-term debt as of December 31, 2014 and 2013 consists of the following:

	As of December 31,
	2014	2013
	Carrying amount	Carrying amount
Bullet loan at 3 month LIBOR + 2.28% interest payable biannually, principal due February, 2016	30.0	30.2
Bullet loan at 3 month LIBOR + 2.28% interest payable biannually, principal due February, 2016	20.4	20.0
Bullet loan at 3 month LIBOR + 2.10% interest payable quarterly, principal due November, 2017	30.1	—
Bullet loan at 3 month LIBOR + 2.10% interest payable quarterly, principal due in installments from 2015 through 2020	38.9	—
Government loan at 0.0 ~ 2.0% interest payable annually, principal due in annual installments through 2031	165.3	161.5
Finance lease liabilities with imputed interest at 4.3%, principal due in monthly installments through 2016	6.9	6.4

Total long-term debt	291.6	218.1

Current portion of long-term debt	6.9	4.4

Long-term debt	284.7	213.7

The long-term bank borrowings outstanding as of December 31, 2014 and 2013 bore an average interest rate of 2.41% and 2.52% per annum, respectively, and were denominated in U.S. Dollars. As of December 31, 2014 and 2013, the Group was not in breach of any covenants on its borrowings.

As of December 31, 2014 and 2013, unused guarantee lines amounted to $34.9 million and $8.1 million, respectively. Such guarantee lines may be used at the Group’s discretion as guarantee for payment against future purchases. As of December 31, 2014 and 2013, the Group had no credit lines.

The principal amount of a loan from the Malaysian government is 850 million Malaysian Ringgit (December 31, 2014: $241.3 million). The scheduled repayments began in 2013. The final maturity of the loan is in 2031. Interest rates are variable, with a fixed 0% interest through 2019, a fixed 1% interest through 2027, and a fixed 2% interest through maturity.

Upon acquisition of the material assets and liabilities of Q-CELLS SE in 2012, the Group measured the fair value of the government loan to be $159.9 million and recognized a corresponding liability in the purchase price allocation. The terms and conditions of the loan were renegotiated and became effective subsequent to the acquisition on November 16, 2012. The modified terms and conditions involve a significant extension of the term, lower interest rates, prepayment rights, and a guarantee issued by Hanwha Chemical Corporation, the Group’s ultimate parent entity. This change in terms and conditions was considered a modification that did not result in an extinguishment. As the carrying amount did not exceed the total undiscounted future cash payments, the carrying value of the loan remained unchanged. In relation to the Government of Malaysia loan, the Group must, within two business days of declaration of dividend, give notice of prepayment of the outstanding sum in an amount equivalent to ten percent (10%) of any dividend declared by the Company. Such prepayment must be made on the same day as such dividend is paid and any amount prepaid shall be applied in the inverse order of the outstanding amount due.

Apart from the finance lease, all borrowings as of December 31, 2014 and 2013 were secured/guaranteed by Hanwha Chemical Corporation.

As of December 31, 2014, the maturities of long-term borrowings were as follows:

In millions of U.S. dollars
2015	1.0
2016	61.4
2017	41.1
2018	10.0
2019	11.0
Beyond 2019	160.2